Bonds and financing - Parentheticals (Details 2) - BRL (R$) R$ in Thousands					12 Months Ended
	Sep. 28, 2022	Aug. 06, 2021	May 31, 2021	Mar. 15, 2021	Dec. 31, 2022		Dec. 31, 2021
Bonds and financing
Borrowings, interest rate basis					CDI
Payment of borrowings principal					R$ 255,644	[1]	R$ 477,741	[2]
Somos Sistemas De Ensino S.A. [Member]
Bonds and financing
Issued simple debentures, not convertible	R$ 250,000
Non-current Bonds with related parties [member]
Bonds and financing
Payment of borrowings principal					0	[1]	0	[2]
Non-current Bonds with related parties [member] | Somos Sistemas De Ensino S.A. [Member]
Bonds and financing
Borrowings, interest rate basis	100% of the CDI
Borrowings, adjustment to interest rate basis	2.40%
Issued simple debentures, not convertible	R$ 250,000
Borrowings average maturity	37 months
Current Bonds with related parties [member]
Bonds and financing
Payment of borrowings principal					254,885	[1]	477,564	[2]
Current Bonds with related parties [member] | Bonds, 5th Issuance, 1st series [member]
Bonds and financing
Payment of borrowings principal				R$ 100,000
Payment of borrowings interest				1,488
Payment of borrowings principal and interest				101,488
Current Bonds with related parties [member] | Bonds, 5th Issuance, 2nd series [member]
Bonds and financing
Payment of borrowings interest		R$ 2,029		1,451
Current Bonds with related parties [member] | Bonds, 6th Issuance, 2nd series [member]
Bonds and financing
Payment of borrowings interest		4,758		3,613
Current Bonds with related parties [member] | Bonds, 7th Issuance, single series [member]
Bonds and financing
Payment of borrowings principal		189,564	R$ 188,000
Payment of borrowings interest		R$ 5,871		R$ 5,663
Current Financing [member]
Bonds and financing
Payment of borrowings principal					759	[1]	177	[2]
Current Financing [member] | Banco de Desenvolvimento de Minas Gerais SA [member]
Bonds and financing
Periodic payment of borrowings by monthly, principal							15
Periodic payment of borrowings by monthly, interest							4
Payment of borrowings principal							177
Payment of borrowings interest							49
Non-current Bonds [Member]
Bonds and financing
Payment of borrowings principal					R$ 0	[1]	R$ 0	[2]
Non-current Bonds [Member] | Somos Sistemas De Ensino S.A. [Member]
Bonds and financing
Borrowings, interest rate basis		100% of DI Interest Deposit rate (CDI)
Borrowings, adjustment to interest rate basis		2.30%
Issued simple debentures, not convertible		R$ 500,000
Borrowings average maturity		35 months

[1]	We present below the composition of interest and principal payments considering the issues made:
[2]	On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO. On May 31, 2021, the Company partially settled bonds with related parties amounting to R$ 188,000, of principal of the 7th issuance single series. On August 6, 2021, the Company settled the remaining 7th issuance with related parties in the amounts of R$189,564 and R$5,871, as principal and interest. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 2,029 and 6th Issuance, 2nd series – R$ 4,758. Regarding the financing with Banco de Desenvolvimento de Minas Gerais SA - BDMG, the Company pays monthly the amount of R$ 15 and R$ 4, respectively, of principal and interest, totaling on December 31, 2021 an amount of R$177 and R$49, respectively, of principal and interest.